Business Combination Finite Lived Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Residual Value	$ 484,051
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Residual Value	$ 385,566
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	8 years
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Residual Value	$ 93,699
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Trademarks and tradenames
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Residual Value	$ 4,308
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years
Gaming licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Residual Value	$ 478
Minimum | Gaming licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years
Maximum | Gaming licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years